FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 468	$ 164
Exchange rate differences and other	(54)	(34)
Financial and other income, net	$ 414	$ 130